29. Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

29.	Related Party Transactions

The amount due from related parties of $39 and $94 as of December 31, 2018 and 2017 represented the advance payment to management for business operation.

The amount due to related parties of $79 and $nil as of December 31, 2018 and 2017 mainly represented the short term borrowing made from related parties.

In 2018, the Group disposed SPI China to Lighting Charm, an affiliate of Ms. Shan Zhou, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer. As of the December 10, 2018, the disposition was closed (see Note 4 Disposition of SPI China).